SUBSEQUENT EVENTS (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 05, 2026	Feb. 10, 2026	Dec. 11, 2025	Jan. 31, 2025	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	[1]
Subsequent Event [Line Items]
Gross proceeds for equity					$ 700,000
Authorized Share Capital						22,801,942	13,265,593
Shares option grants						618,871
Board of Directors Chairman [Member]
Subsequent Event [Line Items]
Shares option grants			30,000
Chief Executive Officer [Member]
Subsequent Event [Line Items]
Shares option grants				318,856
Subsequent Event [Member]
Subsequent Event [Line Items]
Authorized Share Capital	50,000,000
Subsequent Event [Member] | Sub Plan [Member]
Subsequent Event [Line Items]
Stockholders' Equity, Other Shares	100,000,000
Subsequent Event [Member] | Dr Ronnie Hershman [Member]
Subsequent Event [Line Items]
Transaction costs		$ 100
Subsequent Event [Member] | Udi Gilboa [Member]
Subsequent Event [Line Items]
Transaction costs		$ 100
Bonus rate		2.00%
Proceeds from private placement		$ 277
Management received a bonus		270
Bonus received for subject to shareholder approval		70
Subsequent Event [Member] | Board of Directors Chairman [Member]
Subsequent Event [Line Items]
Gross proceeds for equity		15,000
Net proceeds for equity		$ 13,700
Shares option grants	30,000,000
Share options, excercise price	$ 5.38
Subsequent Event [Member] | Officer [Member]
Subsequent Event [Line Items]
Shares option grants	55,500
Subsequent Event [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Milestone bonus	$ 50

[1]	After giving effect to the forward share split, see also Note 7.